Debt Obligations (Unsecured Debt) (Narrative) (Details) € in Thousands	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Jan. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 EUR (€)	Sep. 30, 2014	Sep. 30, 2015 USD ($)	Sep. 30, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Jul. 31, 2015 USD ($)	May. 31, 2015 USD ($)	Jun. 09, 2014 USD ($)	Feb. 28, 2014 USD ($)
Debt Obligation [Line Items]
Unsecured debt		$ 300,000,000			$ 300,000,000		$ 200,000,000
Proceeds from unsecured credit facility		$ 10,120,000	€ 9,000		$ 10,120,000	€ 9,000	$ 75,000,000
Federal Funds Rate [Member]
Debt Obligation [Line Items]
Debt instrument, basis spread on variable rate							0.50%
London Interbank Offered Rate LIBOR 30-Day [Member]
Debt Obligation [Line Items]
Debt instrument, basis spread on variable rate							1.00%
Unsecured Revolving Credit And Term Loan Agreement [Member]
Debt Obligation [Line Items]
Debt instrument, face amount	$ 1,000,000,000									$ 400,000,000
Unsecured Revolving Credit And Term Loan Agreement [Member] | Federal Funds Rate [Member]
Debt Obligation [Line Items]
Debt instrument, basis spread on variable rate							0.50%
Unsecured Revolving Credit And Term Loan Agreement [Member] | London Interbank Offered Rate LIBOR 30-Day [Member]
Debt Obligation [Line Items]
Debt instrument, basis spread on variable rate							1.00%
Term Loan [Member]
Debt Obligation [Line Items]
Debt instrument, face amount								$ 300,000,000		200,000,000
Debt instrument, carrying amount										200,000,000
Debt instrument, interest rate, basis for effective rate							equals the hedge interest rate of 1.82% plus the applicable base rate of 1.60%
Debt instrument, interest rate, effective percentage				3.42%
Unsecured debt							$ 200,000,000
Term Loan [Member] | JP Morgan Chase Bank North America [Member]
Debt Obligation [Line Items]
Debt instrument, interest rate, effective percentage		3.42%			3.42%
Term Loan [Member] | JP Morgan Chase Bank North America [Member] | Interest Rate Hedge [Member]
Debt Obligation [Line Items]
Debt instrument, interest rate, effective percentage		1.82%			1.82%
Term Loan [Member] | Financial Guarantee [Member]
Debt Obligation [Line Items]
Debt instrument, carrying amount		$ 300,000,000			$ 300,000,000
Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Obligation [Line Items]
Debt instrument, basis spread on variable rate							1.60%
Term Loan [Member] | London Interbank Offered Rate LIBOR 30-Day [Member]
Debt Obligation [Line Items]
Debt instrument, basis spread on variable rate					1.45%	1.45%	1.65%
Term Loan [Member] | Base Rate [Member]
Debt Obligation [Line Items]
Debt instrument, basis spread on variable rate				1.60%
Term Loan [Member] | Base Rate [Member] | JP Morgan Chase Bank North America [Member]
Debt Obligation [Line Items]
Debt instrument, interest rate, effective percentage		1.60%			1.60%
Term Loan [Member] | Cash Flow Hedging [Member]
Debt Obligation [Line Items]
Debt instrument, basis spread on variable rate				1.82%
Unsecured Credit Facillity [Member]
Debt Obligation [Line Items]
Debt instrument, face amount								$ 450,000,000		200,000,000
Line of credit facility, current borrowing capacity	400,000,000									200,000,000	$ 150,000,000
Line of credit facility, increase (decrease), net	$ 200,000,000
Line of credit facility, duration of extensions							1 year
Debt instrument, covenant compliance							The Company is in compliance with the covenants under the facilities
Unsecured Credit Facillity [Member] | Financial Guarantee [Member]
Debt Obligation [Line Items]
Debt instrument, carrying amount		$ 270,059,000			$ 270,059,000
Unsecured Credit Facillity [Member] | London Interbank Offered Rate LIBOR 30-Day [Member]
Debt Obligation [Line Items]
Debt instrument, basis spread on variable rate					1.50%	1.50%
Unsecured Credit Facillity [Member] | Euro Interbank Offered Rate (EURIBOR) [Member]
Debt Obligation [Line Items]
Debt instrument, basis spread on variable rate					1.50%	1.50%
Unsecured Tranche One [Member]
Debt Obligation [Line Items]
Debt instrument, face amount									$ 350,000,000
Unsecured Tranche Two [Member]
Debt Obligation [Line Items]
Debt instrument, face amount									$ 50,000,000
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Obligation [Line Items]
Debt instrument, basis spread on variable rate							2.75%
Maximum [Member] | Unsecured Revolving Credit And Term Loan Agreement [Member]
Debt Obligation [Line Items]
Debt instrument, face amount										$ 800,000,000
Debt instrument, basis spread on variable rate					2.05%	2.05%	2.05%
Maximum [Member] | Unsecured Revolving Credit And Term Loan Agreement [Member] | Base Rate [Member]
Debt Obligation [Line Items]
Debt instrument, basis spread on variable rate							1.05%
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Obligation [Line Items]
Debt instrument, basis spread on variable rate							1.90%
Minimum [Member] | Unsecured Revolving Credit And Term Loan Agreement [Member]
Debt Obligation [Line Items]
Debt instrument, basis spread on variable rate					1.35%	1.35%	1.35%
Minimum [Member] | Unsecured Revolving Credit And Term Loan Agreement [Member] | Base Rate [Member]
Debt Obligation [Line Items]
Debt instrument, basis spread on variable rate							0.35%